Restatement of Previously Issued Financial Statements - Summary Of Restated Financial Statement (Detail)	Mar. 08, 2021 USD ($)
Restatement Of Previously Issued Financial Statements [Line Items]
Warrant liability	$ 32,333,617
Total liabilities	47,937,835
Class A common stock subject to possible redemption	400,000,000
Additional paid in capital
Accumulated deficit	(43,724,069)
Total Stockholders' Equity (Deficit)	(43,722,919)
As Previously Reported [Member]
Restatement Of Previously Issued Financial Statements [Line Items]
Total liabilities	15,604,218
Class A common stock subject to possible redemption	383,610,690
Class A common stock	164
Additional paid in capital	5,014,642
Accumulated deficit	(15,948)
Total Stockholders' Equity (Deficit)	5,000,008
Adjustment [Member]
Restatement Of Previously Issued Financial Statements [Line Items]
Warrant liability	32,333,617
Total liabilities	32,333,617
Class A common stock subject to possible redemption	16,389,310
Class A common stock	(164)
Additional paid in capital	(5,014,642)
Accumulated deficit	(43,708,121)
Total Stockholders' Equity (Deficit)	(48,722,927)
Restated [Member]
Restatement Of Previously Issued Financial Statements [Line Items]
Warrant liability	32,333,617
Total liabilities	47,937,835
Class A common stock subject to possible redemption	400,000,000
Accumulated deficit	(43,724,069)
Total Stockholders' Equity (Deficit)	$ (43,722,919)